Note 13 - Earnings / (Loss) Per Share (Details) (Unvested Incentive Award Shares [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unvested Incentive Award Shares [Member]
Note 13 - Earnings / (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	183,952	115,807	0